AB ACTIVE ETFs (“AB ETFs”)

- AB US Low Volatility Equity ETF

(Ticker: LOWV)

AB EQUITY FUNDS (“Equity Funds”)

- AB Concentrated Growth Fund

Class A (Ticker: WPASX); Class C (Ticker: WPCSX); Advisor Class (Ticker: WPSGX);

Class I (Ticker: WPSIX); Class Z (Ticker: WPSZX)

- AB Sustainable Global Thematic Fund

Class A (Ticker: ALTFX); Class C (Ticker: ATECX); Advisor Class (Ticker: ATEYX);

Class I (Ticker: AGTIX); Class Z (Ticker: ATEZX)

- AB Sustainable International Thematic Fund

Class A (Ticker: AWPAX); Class C (Ticker: AWPCX); Advisor Class (Ticker: AWPYX);

Class I (Ticker: AWPIX); Class Z (Ticker: AWPZX)

AB VARIABLE PRODUCTS SERIES FUND, INC. (“AVP”)

- AB VPS Sustainable Global Thematic Portfolio

Class A; Class B

AB WEALTH STRATEGIES (“Wealth Strategies”)

- AB Sustainable Thematic Balanced Portfolio

Class A (Ticker: ABPAX); Class C (Ticker: ABPCX); Advisor Class (Ticker: ABPYX);

Class I (Ticker: APWIX); Class Z (Ticker: ABPZX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated February 26, 2026 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date
AB ETFs	March 31, 2025
Equity Funds	October 31, 2025
AVP	May 1, 2025
Wealth Strategies	December 31, 2025, as revised January 7, 2026

* * * * *

The following replaces certain information under the heading “Portfolio Manager(s)” in the summary sections of the Prospectuses and Summary Prospectuses for the following Funds.

AB US Low Volatility Equity ETF

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Kent W. Hargis	Since 2023	Senior Vice President of the Adviser
James Russo	Since February 2026	Senior Vice President of the Adviser

AB Concentrated Growth Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
James Tierney*	Since 2013	Senior Vice President of the Adviser
Michael Walker	Since April 2025	Senior Vice President of the Adviser

____________

* Mr. Tierney is expected to retire from the Adviser on or about December 31, 2026. Effective June 30, 2026, Mr. Tierney will cease to serve as a portfolio manager of the Fund.

AB Sustainable Global Thematic Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Edward Bryan	Since February 2026	Senior Vice President of the Adviser
Benjamin Ruegsegger	Since 2023	Senior Vice President of the Adviser

AB Sustainable International Thematic Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Edward Bryan	Since February 2026	Senior Vice President of the Adviser
Benjamin Ruegsegger	Since 2023	Senior Vice President of the Adviser

AB VPS Sustainable Global Thematic Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Edward Bryan	Since February 2026	Senior Vice President of the Adviser
Benjamin Ruegsegger	Since 2023	Senior Vice President of the Adviser

AB Sustainable Thematic Balanced Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Edward Bryan	Since February 2026	Senior Vice President of the Adviser
Timothy Kurpis	Since October 2025	Senior Vice President of the Adviser
Benjamin Ruegsegger	Since 2021	Senior Vice President of the Adviser

* * * * *

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The following replaces certain information under the heading “Management of the [Funds/Portfolio(s)] – Portfolio Managers” in the Prospectuses for the following Funds.

AB US Low Volatility Equity ETF
Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB US Low Volatility Equity ETF Strategic Core Equities Investment Team	Kent W. Hargis; since 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021. He is also Chief Investment Officer of Strategic Core Equities.
	James Russo; since February 2026; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since 2021.

AB Concentrated Growth Fund

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years

James Tierney; since 2013; Senior Vice President of the Adviser*	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

Michael Walker; since April 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021. He is also Chief Investment Officer of Concentrated US Growth.

____________

* Mr. Tierney is expected to retire from the Adviser on or about December 31, 2026. Effective June 30, 2026, Mr. Tierney will cease to serve as a portfolio manager of the Fund.

AB Sustainable Global Thematic Fund

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years

Edward Bryan; since February 2026; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

Benjamin Ruegsegger; since 2023; Senior Vice President of the Adviser	Senior Vice President and Portfolio Manager of the Adviser, with which he has been associated since prior to 2021. He is also Chief Investment Officer of Sustainable Thematic Equities.

AB Sustainable International Thematic Fund

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years

Edward Bryan; since February 2026; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

Benjamin Ruegsegger; since 2023; Senior Vice President of the Adviser	Senior Vice President and Portfolio Manager of the Adviser, with which he has been associated since prior to 2021. He is also Chief Investment Officer of Sustainable Thematic Equities.

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AB VPS Sustainable Global Thematic Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years

Edward Bryan; since February 2026; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

Benjamin Ruegsegger; since 2023; Senior Vice President of the Adviser	Senior Vice President and Portfolio Manager of the Adviser, with which he has been associated since prior to 2021. He is also Chief Investment Officer of Sustainable Thematic Equities.

AB Sustainable Thematic Balanced Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years

Edward Bryan; since February 2026; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021.

Timothy Kurpis; since October 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021. He is also Head of Investment Grade Credit.

Benjamin Ruegsegger; since 2021; Senior Vice President of the Adviser	Senior Vice President and Portfolio Manager of the Adviser, with which he has been associated since prior to 2021. He is also Chief Investment Officer of Sustainable Thematic Equities.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

* * * * *

This Supplement should be read in conjunction with the Prospectuses and Summary Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

__________________

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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